Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Trade accounts receivable, allowance for doubtful accounts	$ 1,614	$ 1,614
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, issued (in shares)	79,544	80,053
Common stock, outstanding (in shares)	79,544	80,053